CAPITAL MANAGEMENT (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Shareholders' equity	$ 179,058	$ 131,347	$ (33,778)